Held-to-maturity Investments (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2017 KRW (₩)
Changes in held-to-maturity investments [Line Items]
Beginning balance	₩ 3,244
Acquisitions	250
Disposals	(350)
Others	0
Ending balance	3,144
Government bonds
Changes in held-to-maturity investments [Line Items]
Beginning balance	3,244
Acquisitions	250
Disposals	(350)
Others	0
Ending balance	₩ 3,144